MoA Mid Cap Equity Index Fund Investment Strategy - MoA Mid Cap Equity Index Fund	Dec. 31, 2025
Prospectus [Line Items]
Strategy [Heading]	Principal Investment Strategies.
Strategy Narrative [Text Block]	The Fund invests primarily in the 400 common stocks included in the S&P MidCap 400® Index to replicate, to the extent practicable and cost effective, the weightings of such stocks in the Index. The components of the Index are market capitalization weighted, adjusted for free float, which is the value of shares readily available in the market as held by public investors. Under normal circumstances, at least 80% of the Fund’s net assets (plus the amount of any borrowings for investment purposes) are invested in securities included in the S&P MidCap 400® Index. The Fund is rebalanced at approximately the same time that the S&P MidCap 400® Index to which the Fund is benchmarked is rebalanced and reconstituted, which currently occurs on the third Friday of the last month of each quarter. Because the Fund seeks to approximate the performance of an index, it expects to have investment exposure to industries and sectors represented in the index to the same extent as the representation of those industries and sectors in the index. Currently, the Fund invests significantly in the stocks of industrial and financial companies.